Reinsurance - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Reinsurance recoverable
Number of unaffiliated reinsurers | item	13
Reinsurance recoverable	$ 6,645	$ 1,989
Investments held by trust		1,560
Gross life insurance in force	362,980
Life insurance in force ceded to unaffiliated reinsurers	$ 109,344	$ 63,697	$ 75,159
Maximum
Reinsurance recoverable
Percent of morbidity risk ceded for term-life insurance policies (as a percent)	90.00%
A- | Reinsurer Concentration Risk | Allstate Financial | Reinsurance Recoverable Including Reinsurance Premium Paid
Reinsurance recoverable
Concentration risk, percentage	93.00%	94.00%
Non-affiliate
Reinsurance recoverable
Life insurance in force ceded to unaffiliated reinsurers	$ 109,340
Lincoln Benefit Life Company
Reinsurance recoverable
Investments held by trust	6,400
Prudential
Reinsurance recoverable
Reinsurance recoverable	1,090	$ 1,280
Citigroup Subsidiaries and Scottish Re
Reinsurance recoverable
Reinsurance recoverable	98	99
Scottish Re
Reinsurance recoverable
Reinsurance recoverable	$ 62	$ 66
Everlake Reinsurance Limited | A- | Reinsurer Concentration Risk | Allstate Financial | Reinsurance Recoverable Including Reinsurance Premium Paid
Reinsurance recoverable
Concentration risk, percentage	24.00%